ORGANIZATION AND BUSINESS BACKGROUND	Jul. 11, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS BACKGROUND

NOTE 1 – ORGANIZATION AND BUSINESS BACKGROUND

Longevity Biomedical Holdings Corp. (the “Company”) was formed as a Delaware company on July 3, 2025, and is deemed as a surviving entity for the purpose of acquiring, engaging in a share exchange, share reconstruction and amalgamation, purchasing all or substantially all of the assets of, entering into contractual arrangements, or engaging in any other similar business combination with one or more businesses or entities (“Business Combination”). The Company’s parent company is FutureTech II Acquisition Corp. (“FTII”).

The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies. The Company has selected December 31 as its fiscal year end.

At July 11, 2025, the Company had not yet commenced any operations. All activities through July 11, 2025 relate to the Company’s formation. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest.

Going concern uncertainties

The accompanying financial statements have been prepared using the going concern basis of accounting, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The Company has a net loss of $308 during the period ended July 11, 2025 and incurred the accumulated deficit of $308 as of July 11, 2025. Expenses are expected to increase in the forthcoming year and cash flows of the Company may not be able to sustain the expansion required. The continuation of the Company as a going concern through the next twelve months is dependent upon the continued financial support from its parent company.

These and other factors raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets and liabilities that may result in the Company not being able to continue as a going concern.

Longevity Biomedical Holdings Corp.

NOTES TO FINANCIAL STATEMENTS